Salaries and payroll taxes	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Salaries and payroll taxes
Note 24. Salaries and payroll taxes

	As of December 31, 2022	As of December 31, 2021
Current
Provision for bonuses and incentives	17,599	12,102
Salaries and social security contributions	7,521	5,389

Total current	25,120	17,491